Financial risk management (Details 8) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments and risk management
Total	$ 181,603	$ 180,136
Trade receivables, contract assets and other receivables
Financial instruments and risk management
Total	124,259	133,780
Trade receivables, contract assets and other receivables | United States of America
Financial instruments and risk management
Total	68,427	60,446
Trade receivables, contract assets and other receivables | Brazil
Financial instruments and risk management
Total	41,319	51,591
Trade receivables, contract assets and other receivables | United Kingdom
Financial instruments and risk management
Total	12,156	18,771
Trade receivables, contract assets and other receivables | Other countries
Financial instruments and risk management
Total	$ 2,357	$ 2,972